PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning	$ 1,181
Balance at the end	827	$ 1,181
Computer equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning	1,181	1,803	$ 2,564
Depreciation	(354)	(527)	(780)
Movement in foreign exchange		(95)	19
Balance at the end	$ 827	$ 1,181	$ 1,803